Digital Assets (Tables)	9 Months Ended
Sep. 30, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Changes in Digital Assets
The following table provides a summary of the changes in the Company’s digital assets, at fair value for the period from September 12, 2025 to September 30, 2025 (in thousands):

Period from September 12, 2025 to September 30, 2025
Balance, beginning of period	$—
Acquisitions	683,046
Sales	—
Aggregate cost basis	683,046
Change in fair value	(10,133)
Balance, end of period	$672,913

Schedule of Investments in Digital Assets
The Company’s investments in digital assets are summarized below. The Company did not hold any investments in digital assets prior to September 12, 2025.

	September 30, 2025	December 31, 2024
Approximate number of bitcoin held	5,886	—
Weighted average acquisition cost	116,053	—
Fair value per bitcoin	114,332	—